SCHEDULE OF DEBT MATURITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Total debt	$ 2,649,933	$ 2,914,603	$ 3,419
Greens Natural Foods, Inc. [Member]
2022			27,517
2023			28,638
2024			29,805
2025			23,148
Total debt			$ 109,108